                            MAINSTAY VARIABLE ANNUITY
            INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
             SUPPLEMENT TO THE ANNUAL REPORT DATED DECEMBER 31, 1998




This Supplement contains financial statements for the year ended December 31, 1998 and the report thereon of PricewaterhouseCoopers LLP, independent accountants for the M Enhanced U.S. Equity, M Frontier Capital Appreciation and M Turner Core Growth Investment Divisions of the NYLIAC Variable Annuity Separate Account-III. As of December 31, 1998, there were no premium payments allocated to the M Brandes International Equity (formerly, M Edinburgh Overseas Equity) Investment Division; therefore, no financial statements are presented for that Investment Division. These four Investment Divisions constitute the four additional Investment Divisions to which Policyowners may allocate premium payments under their MainStay Variable Annuity policies. The Annual Report for the year ended December 31,1998 for the M Fund, Inc. (of which the four Investment Divisions described above are portfolios) has been attached to this Supplement.






                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 1998



                                                               M Enhanced             M Frontier                  M Turner
                                                              U.S. Equity        Capital Appreciation           Core Growth
                                                            ----------------    ------------------------      ----------------

ASSETS:
   Investment at net asset value                                     $72,164                     $78,671                $6,390
LIABILITIES:
   Liability to New York Life Insurance and Annuity
   Corporation for mortality and expense risk charges                    414                         485                    23
                                                            ----------------    ------------------------      ----------------
Total equity                                                         $71,750                     $78,186                $6,367
                                                            ================    ========================      ================
TOTAL EQUITY REPRESENTED BY:
   Equity of Policyowners:
               Variable accumulation units outstanding:
               5,855; 8,622; 539, respectively                       $71,750                     $78,186                $6,367
                                                            ================    ========================      ================
   Variable accumulation unit value                                   $12.25                       $9.07                $11.81
                                                            ================    ========================      ================


Identified Cost of Investment                                        $69,071                     $71,157                $5,471
                                                            ================    ========================      ================




The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF OPERATIONS
For the year ended December 31, 1998




                                                          M Enhanced              M Frontier                 M Turner
                                                          U.S. Equity        Capital Appreciation         Core Growth(a)
                                                       -----------------     -----------------------    -------------------
INVESTMENT LOSS:
     Dividend income                                                $420                         ---                    $11
     Mortality and expense risk charges                           (1,313)                    $(1,303)                   (57)
                                                       -----------------     -----------------------    -------------------
     Net investment loss                                            (893)                     (1,303)                   (46)
                                                       -----------------     -----------------------    -------------------
REALIZED AND UNREALIZED GAIN (LOSS):
     Proceeds from sale of investments                            79,337                      99,463                     37
     Cost of investments sold                                    (68,363)                   (104,083)                   (36)
                                                       -----------------     -----------------------    -------------------
     Net realized gain (loss) on investments                      10,974                      (4,620)                     1
     Realized gain distribution received                           1,961                         351                    103
     Change in unrealized appreciation
       on investments                                              2,999                       9,534                    919
                                                       -----------------     -----------------------    -------------------
     Net gain on investments                                      15,934                       5,265                  1,023
                                                       -----------------     -----------------------    -------------------
     Decrease attributable to funds of New York Life
       Insurance and Annuity Corporation
       retained by Separate Account                                  (62)                        (56)                    (3)
                                                       -----------------     -----------------------    -------------------
     Net increase in total equity
       resulting from operations                                 $14,979                      $3,906                   $974
                                                       =================     =======================    ===================




   (a) For the period April 7, 1998 (Commencement of Investments) through December 31, 1998.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


STATEMENT OF CHANGES IN TOTAL EQUITY
For the year ended December 31, 1998
and the period May 1, 1997 (Commencement of Operations) through December 31, 1997


                                                                 M Enhanced                            M Frontier
                                                                U.S. Equity                       Capital Appreciation
                                                                -----------                       --------------------
                                                           1998                  1997             1998                  1997
                                                       ------------      ------------        --------------      -----------
INCREASE IN TOTAL EQUITY:
  Operations:
      Net investment loss                                     $(893)              $(1)              $(1,303)           $(67)
      Net realized gain (loss) on investments                10,974               ---                (4,620)             ---
      Realized gain distribution received                     1,961               ---                   351              428
      Change in unrealized appreciation/
        (depreciation) on investments                         2,999                94                 9,534          (2,020)
      Increase (decrease) attributable to funds of
        New York Life Insurance and Annuity
        Corporation retained by Separate Account                (62)              ---                   (56)               3
                                                       ------------      ------------        --------------      -----------
     Net increase (decrease) in total equity
        resulting from operations                            14,979                93                 3,906          (1,656)
                                                       ------------      ------------        --------------      -----------

  Contributions and Withdrawals:
     Policyowners' premium payments                          26,679               ---                26,838              ---
     Policyowners' surrenders                                (1,147)              ---                   ---              ---
     Transfers between Investment Divisions                  11,116            20,030                 9,037           40,061
                                                       ------------      ------------        --------------      -----------
     Net contributions and withdrawals                       36,648            20,030                35,875           40,061
                                                       ------------      ------------        --------------      -----------
     Increase in total equity                                51,627            20,123                39,781           38,405
TOTAL EQUITY:
     Beginning of year                                       20,123               ---                38,405              ---
                                                       ------------      ------------        --------------      -----------
     End of year                                            $71,750           $20,123           $78,186              $38,405
                                                       ============      ============        ==============      ===========


                                                             M Turner
                                                            Core Growth
                                                            -----------
                                                              1998(a)
                                                         -----------------
INCREASE IN TOTAL EQUITY:
  Operations:
      Net investment loss                                             $(46)
      Net realized gain (loss) on investments                            1
      Realized gain distribution received                              103
      Change in unrealized appreciation/
        (depreciation) on investments                                  919
      Increase (decrease) attributable to funds of
        New York Life Insurance and Annuity
        Corporation retained by Separate Account                        (3)
                                                         -----------------
     Net increase (decrease) in total equity
        resulting from operations                                      974
                                                         -----------------

  Contributions and Withdrawals:
     Policyowners' premium payments                                    ---
     Policyowners' surrenders                                          ---
     Transfers between Investment Divisions                          5,393
                                                         -----------------
     Net contributions and withdrawals                               5,393
                                                         -----------------
     Increase in total equity                                        6,367
TOTAL EQUITY:
     Beginning of year                                                 ---
                                                         -----------------
     End of year                                                    $6,367
                                                         =================


  (a) For the period April 7, 1998 (Commencement of Investments) through December 31, 1998.




The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS
NOTE 1 - Organization and Accounting Policies:

MainStay Variable Annuity commenced in May of 1997, with the first sale occurring on October 2, 1997. MainStay Variable Annuity invests in NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages(SM) Annuity Separate Account"). The Separate Account was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under Non-Qualified and Qualified Flexible Premium Variable Retirement Annuity Policies issued by New York Life Insurance and Annuity Corporation. The non-qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. MainStay Variable Annuity policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of unaffiliated broker-dealers. NYLIFE Distributors Inc. is a wholly-owned subsidiary of NYLIFE, Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the MainStay Variable Annuity policies are invested in the shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series Inc., the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Morgan Stanley Universal Funds, Inc. and the M Fund, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

     The Separate Account offers thirty variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments. The Policyowners of MainStay Variable Annuity can invest in only twenty-two of the thirty variable Investment Divisions. These financial statements and notes relate only to the following four Investment Divisions: M Enhanced U.S. Equity, M Frontier Capital Appreciation, M Brandes International Equity and M Turner Core Growth Investment Divisions (the "M Divisions"). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio of the Funds. As of December 31, 1998, there were no premium payments allocated to the M Brandes International Equity Investment Division. The first investment into the M Turner Core Growth Investment Division occurred on April 7, 1998.

     Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of the Separate Account in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of New York Life Insurance and Annuity Corporation.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NOTES TO FINANCIAL STATEMENTS
 (CONTINUED)

NOTE 1 - Organization and Accounting Policies (continued):

     Security Valuation - The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions - Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received - Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


NOTE 2 - Investments (in 000's):

At December 31, 1998, the investments in the M Divisions of the Separate Account are as follows:


                                         M Enhanced                 M Frontier                   M Turner
                                        U.S. Equity            Capital Appreciation            Core Growth
                                     ------------------      -------------------------     --------------------
Number of Shares                                      4                              5                      ---
Identified Cost*                                    $69                            $71                       $5


*The cost stated also represents the aggregate cost for Federal income tax purposes.

Investment activity for the year ended December 31, 1998 was as follows:


                                         M Enhanced                 M Frontier                   M Turner
                                        U.S. Equity            Capital Appreciation          Core Growth (a)
                                     ------------------      -------------------------     --------------------
Purchases                                          $117                           $135                       $6
Proceeds from sales                                  79                             99                      ---

(a) For the period April 7, 1998 (Commencement of Investments) through December 31,1998.

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


NOTES TO FINANCIAL STATEMENTS
 (CONTINUED)

NOTE 3 - Mortality and Expense Risk Charges:

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.40% of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of the New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.


NOTE 4 - Distribution of Net Income

The Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of net premium payments.


NOTE 5 - Cost to Policyowners (in 000's):

At December 31, 1998, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:


                                                    M Enhanced                  M Frontier               M Turner
                                                    U.S. Equity            Capital Appreciation         Core Growth
                                               ----------------------  ---------------------------   -------------------
Cost to Policyowners (net of withdrawals)                      $57                         $75                     $5
Accumulated net investment loss                                 (1)                         (1)                   ---
Accumulated net realized gain (loss)                            13                          (4)                   ---
Unrealized appreciation
  on investments                                                 3                           8                      1
                                               ----------------------  ---------------------------   -------------------
Net amount applicable to Policyowners                          $72                         $78                     $6
                                               ======================  ===========================   ===================

                     MAINSTAY VARIABLE ANNUITY INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 6 - Unit Transactions (in 000's):

Transactions in accumulation units for the year ended December 31, 1998 and the period May 1, 1997 (Commencement of Operations) through December 31, 1997, were as follows:


                                              M Enhanced                      M Frontier                       M Turner
                                              U.S. Equity                Capital Appreciation                 Core Growth
                                              -----------                --------------------                 -----------
                                        1998                   1997      1998                  1997             1998(a)
                                       ----------      ------------    -----------      -----------        -----------------

Units issued on premium payments                3               ---              4              ---                      ---
Units issued on transfers between
   Investment Divisions                         1                 2              1                4                        1
                                       ----------      ------------    -----------      -----------        -----------------
   Net Increase                                 4                 2              4                4                        1
Units outstanding, beginning of year            2               ---              4              ---                      ---
                                       ----------      ------------    -----------      -----------        -----------------
Units outstanding, end of year                  6                 2              9                4                        1
                                       ==========      ============    ===========      ===========        =================

(a) For the period April 7, 1998 (Commencement of Investments) through December 31, 1998.


NOTE 7 - Selected Per Unit Data*:

The following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each year) with respect to the M Divisions of the Separate Account.


                                                         M Enhanced                     M Frontier                M Turner
                                                         U.S. Equity               Capital Appreciation          Core Growth
                                                         -----------               --------------------          -----------
                                                      1998            1997(a)        1998           1997(a)         1998(b)
                                                   ---------      ------------   ----------      ------------   ---------------
Unit value, beginning of year                         $10.05            $10.00        $9.04            $10.00            $10.00
Net investment loss                                    (0.11)              ---        (0.12)            (0.03)            (0.12)
Net realized and unrealized gains (losses) on
security transactions and realized capital gain
distributions received (includes the effect of
capital share transactions)                             2.31              0.05         0.15             (0.93)             1.93
                                                   ---------      ------------   ----------      ------------   ---------------
Unit value, end of year                               $12.25            $10.05        $9.07             $9.04            $11.81
                                                   =========      ============   ==========      ============   ===============

*Per unit data based on average daily units outstanding during the year.
(a) For the period May 1, 1997 (Commencement of Operations) through December 31, 1997.
(b) For the period April 7, 1998 (Commencement of Investments) through December 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations, of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the M Enhanced U.S. Equity, M Frontier Capital Appreciation, M Brandes International Equity, formerly M Edinburgh Overseas Equity and the M Turner Core Growth Investment Divisions of the NYLIAC Variable Annuity Separate Account-III at December 31, 1998, and the results of each of their operations, the changes in each of their total equity, and the selected per unit data for each of the periods presented in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 with the M Fund, Inc., provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 19, 1999